Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 87,082	$ 25,141
Ending balance	173,397	87,082	$ 25,141
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	101,919	33,888	21,946
Additions	106,346	64,381	10,720
Acquisition of subsidiaries			633
Disposals	(610)	(669)	(238)
Exchange differences	(3,542)	4,319	827
Ending balance	204,113	101,919	33,888
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(14,837)	(8,747)	(4,886)
Charge for the period	17,275	5,717	3,781
Disposals	478	182	143
Exchange differences	(918)	555	223
Ending balance	(30,716)	(14,837)	(8,747)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,047	1,987
Ending balance	29,819	5,047	1,987
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,106	3,054	2,180
Additions	28,047	3,686	188
Transfers			602
Disposals	(67)
Exchange differences	(562)	366	84
Ending balance	34,524	7,106	3,054
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,059)	(1,067)	(442)
Charge for the period	2,773	841	478
Transfers			110
Disposals	21
Exchange differences	(106)	151	37
Ending balance	(4,705)	(2,059)	(1,067)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,510	1,101
Ending balance	3,716	1,510	1,101
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,146	3,115	2,314
Additions	4,144	1,115	581
Transfers	2,137	(22)	216
Disposals	(452)	(126)	(29)
Exchange differences	(322)	64	33
Ending balance	9,653	4,146	3,115
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,636)	(2,014)	(1,266)
Charge for the period	2,204	618	622
Transfers	1,686	(1)	108
Disposals	366	47	17
Exchange differences	(223)	52	35
Ending balance	(5,937)	(2,636)	(2,014)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	34,660	11,621
Ending balance	92,602	34,660	11,621
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	44,802	17,287	14,140
Additions	72,186	25,831	2,409
Transfers	(2,137)	22	(88)
Acquisition of subsidiaries			633
Disposals	(91)	(137)	(209)
Exchange differences	(2,084)	1,799	402
Ending balance	112,676	44,802	17,287
Plant and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,142)	(5,666)	(3,178)
Charge for the period	12,298	4,258	2,681
Transfers	(1,686)	1	(218)
Disposals	91	135	126
Exchange differences	(589)	352	151
Ending balance	(20,074)	(10,142)	(5,666)
Under Construction
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45,865	10,432
Ending balance	47,260	45,865	10,432
Under Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45,865	10,432	3,312
Additions	1,969	33,749	7,542
Transfers			(730)
Disposals		(406)
Exchange differences	(574)	2,090	308
Ending balance	$ 47,260	$ 45,865	$ 10,432